Liability Related to the Sale of Future Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Liability Related To Sale Of Future Revenue
Liability Related to the Sale of Future Revenue

6. Liability Related to the Sale of Future Revenue

Indirect Investment Regarding the Covid Asset

On June 3, 2020, the Company entered into an agreement with SGSC for an indirect investment in the Covid Asset. Under the terms of the agreement, SGSC agreed to pay the Company a royalty of 30% of sales in excess of $24.5 million (£19.2 million) of the Covid Asset should it reach the commercialization stage and generate revenue in exchange for the Company funding SGSC’s research and development efforts. As of September 30, 2023, the Company provided a total of $0.3 million in funding to SGSC.

Vela Technologies PLC

The Company entered into an Agreement with SGSC to approve an Indirect Investment from Vela Technologies PLC (“Vela”) on October 20, 2020, whereby Vela agreed to provide funding to the Company for an indirect investment in the Covid Asset for use in the field in exchange for 8% of future revenue earned if the Covid Asset is commercialized (the “Vela Agreement”). Total consideration under the Vela Agreement was $2.9 million (£2.35 million), consisting of $1.6 million (£1.25 million) cash and the issuance of 1.1 billion common shares in Vela, which based on the Vela’s fair value per share at September 10, 2021, was $1.3 million. The Company received the $1.5 million (£1.25) million cash consideration during the year ended December 31, 2020. This consideration was recorded in deferred income as a liability on the balance sheet in accordance with ASC 470-10.

In April 2023, the Company entered into an agreement with Vela which granted Vela the right, but not the obligation, to sell its 8% royalty interest in the Covid Asset back to Conduit. Vela paid a one-time, non-refundable option fee to Conduit of $0.5 million (£0.4 million). Total consideration payable to Vela upon exercise of the option is $4.9 million (£4.0 million) worth of new common shares in the combined entity after the Merger between Conduit Pharmaceuticals Limited and MURF, following the consummation of the Merger, at a price per share equal to the volume-weighted average price per share over the ten (10) business days prior to the date of the notice of exercise. The option contains a provision stating that in no event shall the price per share for the consideration shares be lower than $5 or higher than $15. The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term.

Cizzle Biotechnology Holdings PLC

On February 11, 2022, the Company entered into an agreement with Cizzle PLC (“Cizzle”) whereby Cizzle agreed to purchase a percentage of future revenue earned in the Covid Asset, should it reach the commercialization stage. Total consideration under the agreement is specified as $1.6 million (£1.2 million), consisting of the issuance of the fair value of 25.0 million new common shares in Cizzle on the date of the agreement and the fair value of 22.0 million shares to be issued at the earlier of Cizzle’s shareholder approval or one year from the date of the agreement. The 22.0 million shares were received by the Company in the fourth quarter of 2022 and were subsequently sold within the fourth quarter of 2022. The Company recorded a liability related to deferred revenue of $1.4 million for the consideration received from Cizzle.

The payments received for the sale of future revenue will be classified as deferred income. Under ASC 470-10-25, a seller of future revenue should evaluate whether the proceeds received should be accounted for as debt or deferred income. In assessing the factors that created a rebuttable presumption of debt within the guidance, the Company determined that there were factors present to overcome the debt presumption and deferred income classification to be appropriate. The main factors the Company considered were that the transactions in form were sales, and not debt transactions. Each agreement does not guarantee a return to each purchaser, the return is based solely on future performance of the Covid Asset should it reach commercialization, with neither purchaser having an involvement in generating future cash flows from the Covid Asset.

The following table presents as of September 30, 2023 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2022	$4,083
Sale of future royalties	-
Reversal of future royalties upon option exercise	(1,480)
Foreign currency exchange impact	62
September 30, 2023	$2,665

On December 15, 2022, the Company entered into an agreement with Cizzle whereby the Company granted Cizzle the option, but not the obligation, to sell its economic interest in the Covid Asset back to the Company. The agreement contained an option period of nine months from the date of the agreement for Cizzle to notify the Company of its intent to exercise the option to sell its economic interest in the Covid Asset. Upon closing of the agreement, Cizzle agreed to pay the Company an option fee of $0.1 million (£0.1 million). If Cizzle does exercise the right to sell its interest in the Covid Asset, consideration payable by the Company to Cizzle is $4.0 million (£3.25) million through the issuance of new Common Stock in the combined entity post-Merger at the same price per share of the proposed PIPE investment in the Company by new and existing investors.

On September 26, 2023, Cizzle exercised its option to sell back its indirect investment in the Covid Asset in exchange for 395,460 shares of the Common Stock. The Company de-recognized $1.5 million of deferred revenue recorded for future revenue owed to Cizzle on the Company’s unaudited condensed consolidated balance sheet and recorded $1.5 million to other income (expense), net, on the unaudited condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended September 30, 2023. As of September 30, 2023, there was no liability for the sale of future revenue related to Cizzle.

4. Liability Related to the Sale of Future Royalties

Indirect Investment Regarding the Covid Asset

On June 3, 2020, the Company entered into an agreement with St George Street for an indirect investment in the AZ Covid Asset. Under the terms of the agreement, St George Street agreed to pay the Company a royalty of 30% of sales of the Covid Asset should it reach the commercialization stage and generate revenue in exchange for the Company funding St George Street’s research and development efforts. This funding for this agreement differed from other projects under the Funding Agreement as the Company was investing in the future revenues of the AZ Covid Asset and not funding 100% of the total project. The Company has the right of first of refusal to fund projects. Should the Company choose not to fund a project as requested by St George Street, St George Street has the right to seek third party funding at which point the Company will not receive the 30% royalty per the agreement for future revenues generated from that specific project. St George Street holds all intellectual rights received from third party pharmaceutical companies and performs all of the research and development and clinical trials necessary to move each asset toward commercialization. As of December 31, 2022, the Company provided $0.3 million in funding to St George Street.

Vela Technologies PLC

The Company entered into an Agreement with St George Street to approve funding from Vela Technologies PLC (“Vela”) on October 20, 2020, whereby Vela agreed to provide funding to the Company via a purchase of future royalties an asset related to COVID-19 (the “Covid Asset”) totaling 8% of future revenue earned if the Covid Asset is commercialized (the “Vela Agreement”). Total consideration under the Vela Agreement was $2.9 million (£2.35 million), consisting of $1.6 million (£1.25 million) cash and the issuance of 1.1 billion ordinary shares in Vela, which based on the fair value of stock at the September 10, 2021, was $1.3 million. The Company received the $1.6 million (£1.25) million cash consideration during the year ended December 31, 2020. This consideration was recorded as deferred revenue in the balance sheet in accordance with ASC 470-10. The shares were received by St George Street and subject to lock-up agreement.

During the year ended December 31, 2021, the Company received the 1.1 billion ordinary shares in Vela from St George Street, upon expiration of the lock-up agreement, that were issuable as consideration under the agreement. On the date the Company received the shares, Vela’s equity securities had a fair value of $1.3 million and were recorded as a liability on the balance sheet. During the year ended December 31, 2021, the Company sold all 1.1 billion of its Vela shares for $1.2 million. The Company recorded a loss on the sale of Vela shares of $76 thousand to the statement of operations and comprehensive loss. The Company incurred placement fees of $0.3 million in conjunction with the sale of its investment in the Vela shares, which the Company recorded with the loss on sale of shares as other expense in the statement of operations and comprehensive loss. During the year ended December 31, 2021, the Company did not pay any net sums to Vela for the commercialization of the Covid Asset.

Share Consideration in Cizzle PLC

On February 11, 2022, the Company entered into an agreement with Cizzle PLC (“Cizzle”) whereby Cizzle agreed to provide funding to the Company for the Covid Asset for use in the field through a purchase of a 5% of future revenue earned if the Covid Asset is commercialized. Total consideration under the agreement is specified as $1.4 million (£1.2 million), consisting of the issuance of fair value of 25.0 million new ordinary shares in Cizzle on the date of the agreement and the fair value of 22.0 million shares to be issued at the earlier of Cizzle’s shareholder approval or one year from the date of the agreement. The 22.0 million shares were received in October 2022. The Company recorded a liability related to deferred revenue of $1.4 million for the consideration received from Cizzle.

The payments received for the sale of future revenue will be classified as deferred income. Under ASC 470-10-25, a seller of future revenue should evaluate whether the proceeds received should be accounted for as debt or deferred income. In assessing the factors that created rebuttable presumption of debt within the guidance, the Company determined that there were factors present to overcome the debt presumption and deferred income classification to be appropriate. The main factors the Company considered were that the transactions in form were sales, and not debt transactions. Each agreement does not guarantee a return to each purchaser, the return is based solely on future performance of the AZ Covid Asset should it reach commercialization, with neither purchaser having an involvement in generating future cash flows from the AZ Covid Asset.

The following table presents as of December 31, 2022 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2021	$2,958
Sale of future royalties	1,439
Foreign currency exchange impact	(314)
December 31, 2022	$4,083

On December 15, 2022, the Company entered into an agreement with Cizzle whereby the Company granted Cizzle the option, but not the obligation, to sell its economic interest in the Covid Asset back to the Company. The agreement contained an option period of nine months from the date of the agreement for Cizzle to notify the Company of its intent to exercise the option to sell its economic interest in the Covid Asset. Upon closing of the agreement, Cizzle agreed to pay the Company an option fee of $0.1 million (£0.1 million). If Cizzle does exercise the right to sell its interest in the Covid Asset, consideration payable by the Company to Cizzle is $3.9 million (£3.25) million through the issuance of new Ordinary Shares in the combined entity post-Merger at the same price per share of the proposed PIPE investment in the Company by new and existing investors.